Consolidated Variable Interest Entities (Tables)	12 Months Ended
Aug. 29, 2013
Variable Interest Entity [Line Items]
IM Flash's distributions to, and contributions from, shareholders
The following table presents IM Flash's distributions to and contributions from its members ("IM Flash" includes both IMFT and IMFS for all periods prior to April 6, 2012 and includes only IMFT for the period after April 6, 2012):

For the year ended	2013	2012	2011
IM Flash distributions to Micron	$38	$439	$234
IM Flash distributions to Intel	37	391	225
Micron contributions to IM Flash	12	151	1,580
Intel contributions to IM Flash	11	177	—

IM Flash Technologies, LLC [Member]
Variable Interest Entity [Line Items]
Total IM Flash and MP Mask assets and liabilities
The following table presents the assets and liabilities of IMFT included in our consolidated balance sheets, excluding intercompany balances:

As of	2013	2012
Assets
Cash and equivalents	$62	$157
Receivables	76	78
Inventories	49	67
Other current assets	4	5
Total current assets	191	307
Property, plant and equipment, net	1,382	1,342
Other noncurrent assets	46	36
Total assets	$1,619	$1,685

Liabilities
Accounts payable and accrued expenses	$88	$104
Deferred income	9	10
Equipment purchase contracts	78	58
Current portion of long-term debt	6	6
Total current liabilities	181	178
Long-term debt	13	18
Other noncurrent liabilities	118	129
Total liabilities	$312	$325
Amounts exclude intercompany balances that were eliminated in our consolidated balance sheets.

MP Mask Technology Center LLC [Member]
Variable Interest Entity [Line Items]
Total IM Flash and MP Mask assets and liabilities
Total MP Mask assets and liabilities included in our consolidated balance sheets were as follows:

As of	2013	2012
Current assets	$26	$19
Noncurrent assets (primarily property, plant and equipment)	182	170
Current liabilities	25	12
Amounts exclude intercompany balances that were eliminated in our consolidated balance sheets.